Related parties - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disclosure of Transactions Between Related Parties [Line Items]
Assets	R$ 63,653		R$ 72,031
Liabilities	(4,600)		(699,141)
Sales (purchase)	33,208	R$ 47,628
Dividends payable	12,855		1,393,121
Trade accounts receivable
Disclosure of Transactions Between Related Parties [Line Items]
Assets	60,430		68,209
Other assets
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,223		3,822
Trade accounts payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(1,763)		(681)
Dividends payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(2,837)		(698,460)
Transactions with majority shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Assets	19
Liabilities	(2,837)		(698,460)
Sales (purchase)	25	12
Suzano Holding S.A.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	19
Liabilities	(1,674)		(412,146)
Sales (purchase)	25	12
Controller
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(893)		(219,817)
Related persons
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Liabilities	(146)		(36,053)
Sales (purchase)
Alden Fundo de Investimento em Ações
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(124)		(30,444)
Transactions with companies of the Suzano Group and other related parties
Disclosure of Transactions Between Related Parties [Line Items]
Assets	63,634		72,031
Liabilities	(1,763)		(681)
Sales (purchase)	33,183	47,616
Management
Disclosure of Transactions Between Related Parties [Line Items]
Assets	283		914
Sales (purchase)	224	117
Bexma Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	7		6
Sales (purchase)	3	1
Naman Capoital Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	9
Sales (purchase)	1	1
Civelec Participações Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2,895		2,895
Sales (purchase)
Fundacao Arymax
Disclosure of Transactions Between Related Parties [Line Items]
Assets	8		5
Sales (purchase)	4
Ibema Companhia Brasileira de Papel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	60,430		68,209
Liabilities	(1,410)		(658)
Sales (purchase)	35,148	49,430
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1		2
Liabilities
Sales (purchase)	(1)	(1,472)
IPFL Holding S.A
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1
Sales (purchase)	1	2
Mabex Representacoes e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(338)		(16)
Sales (purchase)	(709)	(600)
Nemonorte Imoveis e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(15)		(7)
Sales (purchase)	(1,167)	(45)
Woodspin Oy
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchase)	R$ (321)	R$ 182